N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
Entity Central Index Key	0000743415
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Thrift Plan Contracts
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES AND EXPENSES	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?	No.	Charges
Are There Transaction Charges?	No, there are no charges for transactions under the Contract, other than certain fees associated with Contract loans.	Charges
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Loan interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.27%[1]	1.98%[1]
	2. Underlying Fund fees and expenses	0.14%[2]	8.91%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets. Net of fee waivers, the max is 1.24%.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $421	HIGHEST ANNUAL COST ESTIMATE: $11,155*
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?	No.	Charges

Transaction Charges [Text Block]
Are There Transaction Charges?	No, there are no charges for transactions under the Contract, other than certain fees associated with Contract loans.	Charges

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses? (annual charges)
Yes, the table below describes the fees and expenses that you may pay each year, depending on the Investment Alternatives
and optional benefits you choose. Loan interest is not reflected in the table. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Charges
	ANNUAL FEE	MIN.	MAX.
	1. Base Contract (varies by Contract class)	0.27%[1]	1.98%[1]
	2. Underlying Fund fees and expenses	0.14%[2]	8.91%[2]
	3. Optional benefits available for an additional charge	NA	NA
1 As a percentage of the Separate Account value. There are
several classes of the Contract, each of which has a different
Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the
“Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
2 As a percentage of the net asset value of the Underlying Fund assets. Net of fee waivers, the max is 1.24%.

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $421	HIGHEST ANNUAL COST ESTIMATE: $11,155*
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Base Contract (of Other Amount) (N-4) Minimum [Percent]	0.27%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.98%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.14%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	8.91%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of the Separate Account value. There are several classes of the Contract, each of which has a different Separate Account charge, based upon the total contract assets in the Separate Account and the General Account. See the “Charges” section of the Prospectus for a description of the different classes of the Contract and related charges.
Investment Options Footnotes [Text Block]	2 As a percentage of the net asset value of the Underlying Fund assets. Net of fee waivers, the max is 1.24%.
Lowest and Highest Annual Cost [Table Text Block]

Because you may choose from among the Investment
Alternatives offered, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.

LOWEST ANNUAL COST ESTIMATE: $421	HIGHEST ANNUAL COST ESTIMATE: $11,155*
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination
of Contract classes (i.e., Tier
1 Reduced Pricing) and
Underlying Fund fees and
expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive
combination of Contract
classes (i.e., Standard
Pricing), and Underlying
Fund fees and expenses
●No optional benefits
●No outstanding loans
●No sales charges
●No additional Contributions,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 421
Highest Annual Cost [Dollars]	$ 11,155
Highest Annual Cost Footnotes [Text Block]	Net of fee waivers, the highest annual cost estimate is $3,296.
Risks [Table Text Block]
	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes, you can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No, this Contract is not a short-term investment and is not
appropriate for an investor who needs ready access to cash.
In particular:
●Tax deferral is more beneficial to Participants with a long-term investment time horizon.
●Withdrawals are subject to ordinary income tax and may be
subject to tax penalties.
●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
General Description of Contracts
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the
performance of the Underlying Funds. Each investment option
available under the Contract, including the General Account, will have its own unique risks. You should review these Investment
Alternatives before making an investment decision.
Appendix A: Underlying Funds Available Under the Contracts General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to
Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the
Contract are subject to the claims paying ability of Mutual of
America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
General Description of Separate Account No. 2, Mutual of America, and Underlying Funds Our General Account

Investment Restrictions [Text Block]	Yes, your ability to allocate Contributions among the Investment Alternatives is subject to any restrictions contained in your Employer’s Plan. If your Employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.We may remove an Underlying Fund or limit its availability to new Contributions and/or transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of our selection criteria.
Key Information, Benefit Restrictions [Text Block]	Yes, to the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time.We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. Amounts borrowed in a loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and Contributions made under the Contract.Because the Contract is purchased through a tax-qualified plan, there are no additional tax benefits to the Contract.Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
Investment Professional Compensation [Text Block]	Mutual of America offers the Contracts for sale through certain of our employees who are registered representatives of Mutual of America Securities LLC, the principal underwriter of the Contracts. The only compensation we pay to registered representatives for sales of the Contracts is in the form of salary, plus annual incentive compensation based on achievement of certain individual and/or Company sales objectives. There are no commissions or fees payable for sales of the Contracts.With regard to non-cash compensation, representatives and certain staff from the top performing regional offices, as well as other high performing representatives, are eligible to attend a trip to a Company-hosted sales conference or other Company-hosted event.The existence of such forms of compensation could influence a Contract over another investment.
Exchanges [Text Block]	Registered representatives may have a financial incentive to offer a participant a new contract in place of the one the participant already owns. A participant should only exchange their Contract if the participant determines, after comparing the features, fees, and risks of both contracts, that it is preferable for the participant to purchase the new contract rather than continue to own the existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Alternative or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
I. The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender or make withdrawals from an Investment Alternative or from your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.
Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Transfer Fee	None	None
Participant Transaction Expenses	Maximum	Current
Loan Fees			Collateralized Loans	Uncollateralized Loans
				Payroll Deduction	Home Billing
		Non-refundable Origination Fee	None	$75	$350
		Non-refundable Annual Loan Fee	None	$15	N/A
II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate
Collateralized Loans: Net Loan Interest Rate of 3%, which represents the difference between the interest rate charged on a loan and the maximum credited rate for collateral held in the General Account
Uncollateralized Loans: Prime Rate +1%

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver as discussed in “Monthly Participant Charges” under “Charges” in the Prospectus.(2)Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge. (3)Inactive Plans. An Inactive Plan will no longer be eligible for the standard Separate Account annual charge or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges”. (4)Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges”. (5)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.III.The next item shows the minimum and maximum total operating expenses charged by the III.Underlying Funds that you may pay periodically during the time that you are a III.Participant. Expenses shown may change over time and may be higher or lower in the future. A complete list of III.Underlying Funds available under the III.Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “III.Underlying Funds As Investment Options Available Under the III.Contract”.
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	8.91%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	1.24%
*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2027.Example
This Example below is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Fees, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees. The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that all Account Value is allocated to the Subaccounts. We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period. The Example also assumes that your investment has a 5% annual rate of return each year and assumes the maximum Underlying Fund Fees and Expenses, the maximum Annual Contract Fee, the maximum Base Contract Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Transaction Expenses [Table Text Block]
Fee TableThe following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Alternative or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.
I. The first table describes the fees and expenses that you will pay when you become a Participant, when you surrender or make withdrawals from an Investment Alternative or from your Contract or participation interest or when you transfer your Account Value among Investment Alternatives. State premium taxes may also be deducted but we do not currently deduct them.
Participant Transaction Expenses	Maximum	Current
Sales Load Imposed on Contributions (as a percentage of Contributions)	None	None
Deferred Sales Load (or Surrender Charge) (as a percentage of Contributions or amount surrendered, as applicable)	None	None
Transfer Fee	None	None
Participant Transaction Expenses	Maximum	Current
Loan Fees			Collateralized Loans	Uncollateralized Loans
				Payroll Deduction	Home Billing
		Non-refundable Origination Fee	None	$75	$350
		Non-refundable Annual Loan Fee	None	$15	N/A

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	0.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	0.00%
Transfer Fee (of Other Amount), Maximum [Percent]	0.00%
Transfer Fee (of Other Amount), Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]	II.The next table describes the fees and expenses that you will pay each year during the time that you are a Participant (not including Underlying Fund fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.
ANNUAL CONTRACT EXPENSES
	Maximum	Standard	Tier 1 Reduced Fees (2)	Tier 2 Reduced Fees (2)	Tier 3 Reduced Fees (2)	Tier 4 Reduced Fees (2)	Tier 5 Reduced Fees (2)	Inactive Plans (3)
Administrative Expenses (Annual Contract Fee)	$24	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)	$24(1)
Base Contract Expenses (as a percentage of average Account Value)(5)	2.00%	1.45%(4)	.25%(4)	.35%(4)	.45%(4)	.60%(4)	.95%(4)	1.95%(4)
Loan Interest Rate
Collateralized Loans: Net Loan Interest Rate of 3%, which represents the difference between the interest rate charged on a loan and the maximum credited rate for collateral held in the General Account
Uncollateralized Loans: Prime Rate +1%

(1)Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver as discussed in “Monthly Participant Charges” under “Charges” in the Prospectus.(2)Reduced Fees. Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in the Charges section of this Prospectus. Plans that do not qualify for Reduced Fees because they have assets in the Separate Account and the General Account combined of less than $1 million, will be charged the Standard Separate Account annual charge. (3)Inactive Plans. An Inactive Plan will no longer be eligible for the standard Separate Account annual charge or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges”. (4)Reductions in Separate Account Annual Expenses. Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges”. (5)Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
Administrative Expense, Maximum [Dollars]	$ 24
Administrative Expense, Current [Dollars]	$ 24
Administrative Expense, Footnotes [Text Block]	Annual Contract Fee. The Annual Contract Fee of $24.00 is charged at a rate of $2 per month, subject to waiver as discussed in “Monthly Participant Charges” under “Charges” in the Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Current [Percent]	1.45%
Base Contract Expense, Footnotes [Text Block]	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% of average Account Value the aggregate.
Annual Portfolio Company Expenses [Table Text Block]	III.The next item shows the minimum and maximum total operating expenses charged by the III.Underlying Funds that you may pay periodically during the time that you are a III.Participant. Expenses shown may change over time and may be higher or lower in the future. A complete list of III.Underlying Funds available under the III.Contract, including their annual expenses, may be found in the Appendix to this Prospectus entitled “III.Underlying Funds As Investment Options Available Under the III.Contract”.
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)	0.14%	8.91%
Net Annual Underlying Fund Expenses (expenses deducted from the Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses as a percentage of Underlying Fund average net assets) (after expense reimbursement)*	0.14%	1.24%
*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2027.Example
This Example below is intended to help you compare the cost of investing in the Subaccounts with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Fees, Base Contract Expenses, and Underlying Fund fees and expenses and exclude Loan fees. The Example assumes that you invest $100,000 under a Contract for the time periods indicated and that all Account Value is allocated to the Subaccounts. We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period. The Example also assumes that your investment has a 5% annual rate of return each year and assumes the maximum Underlying Fund Fees and Expenses, the maximum Annual Contract Fee, the maximum Base Contract Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Portfolio Company Expenses [Text Block]	Annual Underlying Fund Expenses(expenses deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of Underlying Fund average net assets)
Portfolio Company Expenses Minimum [Percent]	0.14%
Portfolio Company Expenses Maximum [Percent]	8.91%
Portfolio Company Expenses, Footnotes [Text Block]	*Certain of the Underlying Funds, including the fund with the maximum total annual fund operating expenses (before expense reimbursement), are subject to an expense reimbursement arrangement between such underlying funds and the investment adviser, which is expected to continue until at least April 30, 2027.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 11,155
Surrender Expense, 3 Years, Maximum [Dollars]	35,165
Surrender Expense, 5 Years, Maximum [Dollars]	61,634
Surrender Expense, 10 Years, Maximum [Dollars]	140,277
Annuitized Expense, 1 Year, Maximum [Dollars]	11,155
Annuitized Expense, 3 Years, Maximum [Dollars]	35,165
Annuitized Expense, 5 Years, Maximum [Dollars]	61,634
Annuitized Expense, 10 Years, Maximum [Dollars]	140,277
No Surrender Expense, 1 Year, Maximum [Dollars]	11,155
No Surrender Expense, 3 Years, Maximum [Dollars]	35,165
No Surrender Expense, 5 Years, Maximum [Dollars]	61,634
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 140,277
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
Principal Risks of Investing in the ContractContract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for contractholders and new or substitute Subaccounts may have different fees and expenses or be offered to only certain classes of contractholders. For more information, see the “Contract or Separate Account Changes” section in the Prospectus. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment. Investment Risk You bear the risk of any decline in the Account Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds. Insurance Company Risk An investment in the Contract is subject to the risks related to Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. Accordingly, if Mutual of America experiences financial distress in the future or becomes insolvent, we may not be able to meet our obligations with respect to the Contract, including Account Value allocated to the General Account. Moreover, General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, liquidity and credit risk, and are also subject to the claims of our general creditors. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America. Loans Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest. A deemed distribution due to your default on a loan may be subject to taxes and tax penalties. Tax Consequences Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts. Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, acts of war, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the ContractThe following table summarizes information about the benefits available under the Contract.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Loans
To borrow using
your Account Value
as collateral
security for the loan
or, if your
Employer’s Plan
provides for loans to
be made using a
trust, you will
withdraw the loan
amount from your
Account Value
Optional
For collateralized
loans, the maximum
loan interest rate is
3% higher than the
interest rate
credited to amounts
held in the General
Account. For
uncollateralized
loans, the maximum
loan interest is the
Prime Rate +1%.
The origination fee
for loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.

If you have a loan
under a Plan
secured by all or
part of your
Account Value, we
restrict your transfer
or withdrawal from
the General
Account of the loan
collateral security
amount. In certain
401(k) Plans, loans
may be made under
a trust, which may
not be secured by
any amounts held
under a contract.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/ Limitations
Death benefit during Accumulation Period equal to Account Value	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period	Standard	No specific fee for the death benefit – included as part of overall Contract charges	Death benefit amount is reduced by the amount of any outstanding loans and interest
Loans
To borrow using
your Account Value
as collateral
security for the loan
or, if your
Employer’s Plan
provides for loans to
be made using a
trust, you will
withdraw the loan
amount from your
Account Value
Optional
For collateralized
loans, the maximum
loan interest rate is
3% higher than the
interest rate
credited to amounts
held in the General
Account. For
uncollateralized
loans, the maximum
loan interest is the
Prime Rate +1%.
The origination fee
for loans repaid by
payroll deduction is
$75, with an annual
fee of $15 per year.
There is a $350
origination fee for
loans repaid
through home
billing.

If you have a loan
under a Plan
secured by all or
part of your
Account Value, we
restrict your transfer
or withdrawal from
the General
Account of the loan
collateral security
amount. In certain
401(k) Plans, loans
may be made under
a trust, which may
not be secured by
any amounts held
under a contract.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Underlying Funds Available As Investment Options Under the ContractsThe following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available online at mutualofamerica.com/ThriftFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of AmericaCapital Management LLC	0.14%	17.68%	14.52%	14.65%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.55%	11.96%	10.91%	11.87%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.85%	2.00%	8.22%	6.53%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.85%	8.52%	1.75%	8.77%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.25%	5.80%	7.11%		6.41%[2]
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.70%	2.48%	7.82%	8.10%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.17%	7.28%	8.93%	10.52%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.48%	37.20%	11.10%	9.25%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	6.95%	5.49%		12.13%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	28.60%	5.59%	9.53%
Equity Fund Seeks long-term capital growth	American Century Small Cap Growth R6	0.78%	9.40%	3.31%	12.60%
Equity Fund Seeks capital appreciation	Nomura VIP® Small Cap Value Series Adviser: Delaware Management Company	0.74%	8.16%	9.26%	9.15%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.46%	19.02%	12.51%	11.60%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.54%	21.52%	15.37%	15.78%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.55%	11.75%	10.10%	10.59%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	16.14%	10.47%	10.84%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	15.75%	13.81%	13.73%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	15.93%	12.47%	12.53%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	16.83%	13.24%	11.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA US Government Money Market Fund Adviser: Mutual of America Capital Management LLC	0.23%	4.15%	3.06%	1.96%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.47%	6.65%	0.74%	2.14%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	7.58%	-0.56%	1.92%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	1.24%	8.01%	1.36%	3.37%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.57%	18.82%	10.50%	10.04%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	14.98%	5.67%	7.13%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	11.48%	8.68%	9.81%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.50%	11.06%	4.74%	5.95%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.40%	7.80%	8.67%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.39%	16.16%	9.14%	10.03%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.53%	10.53%	4.13%	5.18%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.49%	11.18%	5.11%	6.75%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.44%	12.81%	6.35%	7.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.43%	13.85%	7.62%	8.95%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.40%	15.32%	8.84%	9.90%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.37%	16.95%	10.03%	10.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.36%	17.70%	10.49%	10.82%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.37%	17.82%	10.69%	10.95%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.38%	18.27%	10.86%		11.13%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.40%	18.45%	11.05%		10.72%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.49%	18.17%	11.18%		13.74%[6]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2070 Fund Adviser: Mutual of America Capital Management LLC	0.41%				19.49%[7]
*“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds. 1The reported expense ratio for the following funds is net of fee waivers that may not continue: MoA Small Cap Equity Index Fund, MoA Clear Passage 2070 Fund, American Funds Insurance Series New World Fund, Calvert VP SRI Balanced Portfolio, Fidelity VIP Asset Manager Portfolio, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, and MFS VIT III Mid Cap Value Portfolio. Refer to the prospectuses of the Underlying Funds for more information.2Since inception date July 2, 2018. 3Since inception date September 22, 2017. 4Since inception date October 1, 2016. 5Since inception date July 2, 2018. 6Since inception date August 3, 2020. 7Since inception date May 1, 2025.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available online at mutualofamerica.com/ThriftFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)	MoA Equity Index Fund Adviser: Mutual of AmericaCapital Management LLC	0.14%	17.68%	14.52%	14.65%
Equity Fund Seeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks	MoA All America Fund Adviser: Mutual of America Capital Management LLC	0.55%	11.96%	10.91%	11.87%
Equity Fund Seeks capital appreciation	MoA Small Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.85%	2.00%	8.22%	6.53%
Equity Fund Seeks capital appreciation	MoA Small Cap Growth Fund Adviser: Mutual of America Capital Management LLC	0.85%	8.52%	1.75%	8.77%
Equity Fund Seeks investment results that correspond to investment performance of S&P SmallCap 600® Index*	MoA Small Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.25%	5.80%	7.11%		6.41%[2]
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Mid Cap Value Fund Adviser: Mutual of America Capital Management LLC	0.70%	2.48%	7.82%	8.10%
Equity Fund Seeks investment results that correspond to investment performance of S&P MidCap 400® Index*	MoA Mid Cap Equity Index Fund Adviser: Mutual of America Capital Management LLC	0.17%	7.28%	8.93%	10.52%
Equity Fund Seeks capital appreciation	MoA International Fund Adviser: Mutual of America Capital Management LLC	0.48%	37.20%	11.10%	9.25%
Equity Fund Seeks capital growth	LVIP American Century Capital Appreciation Fund Adviser: Lincoln Financial Investments Corporation SubAdviser: American Century Investment Management, Inc.	0.57%	6.95%	5.49%		12.13%[3]
Equity Fund Seeks long-term capital appreciation	American Funds Insurance Series New World Fund Adviser: Capital Research and Management Company	0.57%	28.60%	5.59%	9.53%
Equity Fund Seeks long-term capital growth	American Century Small Cap Growth R6	0.78%	9.40%	3.31%	12.60%
Equity Fund Seeks capital appreciation	Nomura VIP® Small Cap Value Series Adviser: Delaware Management Company	0.74%	8.16%	9.26%	9.15%
Equity Fund Seeks to provide long-term growth of capital	DWS Capital Growth VIP Adviser: DWS Investment Management Americas, Inc.	0.49%	12.53%	10.92%	15.29%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.46%	19.02%	12.51%	11.60%
Equity Fund Seeks long-term capital appreciation	Fidelity VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.54%	21.52%	15.37%	15.78%
Equity Fund Seeks long-term growth of capital	Fidelity VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.55%	11.75%	10.10%	10.59%
Equity Fund Seeks long-term growth of capital	Goldman Sachs VIT Small Cap Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.82%	16.14%	10.47%	10.84%
Equity Fund Seeks long-term growth of capital and dividend income	Goldman Sachs VIT US Equity Insights Fund Adviser: Goldman Sachs Asset Management, L.P.	0.56%	15.75%	13.81%	13.73%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Equity Fund Seeks capital appreciation	Invesco V.I. Main Street Fund® Adviser: Invesco Advisers, Inc.	0.80%	15.93%	12.47%	12.53%
Equity Fund Seeks capital appreciation	MFS® VIT III Mid Cap Value Portfolio Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Equity Fund Seeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio Adviser: Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Equity Fund Seeks to provide long-term capital growth with income as secondary objective	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Equity Fund Seeks to provide long-term capital appreciation and income	Vanguard Variable Insurance Fund Diversified Value Portfolio® Advisers: Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC	0.28%	16.83%	13.24%	11.76%
Equity Fund Seeks to provide long-term capital appreciation	Vanguard Variable Insurance Fund International Portfolio® Advisers: Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.	0.32%	19.97%	0.62%	10.48%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Real Estate Fund Seeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments	Vanguard Variable Insurance Fund Real Estate Index Portfolio® Adviser: The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
Fixed Income Fund Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	MoA US Government Money Market Fund Adviser: Mutual of America Capital Management LLC	0.23%	4.15%	3.06%	1.96%
Fixed Income Fund Primary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital	MoA Intermediate Bond Fund Adviser: Mutual of America Capital Management LLC	0.47%	6.65%	0.74%	2.14%
Fixed Income Fund Seeks current income, with preservation of shareholders’ capital a secondary objective	MoA Core Bond Fund Adviser: Mutual of America Capital Management LLC	0.45%	7.58%	-0.56%	1.92%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Fixed Income Seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class) Adviser: Pacific Investment Management Company LLC	1.24%	8.01%	1.36%	3.37%
Fixed Income Fund Seeks to track the performance of a broad, market-weighted bond index	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio® Adviser: The Vanguard Group, Inc.	0.14%	6.94%	-0.51%	1.90%
Balanced Fund Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments	MoA Balanced Fund Adviser: Mutual of America Capital Management LLC	0.57%	18.82%	10.50%	10.04%
Balanced Fund Seeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments	Fidelity VIP Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC (FMR) Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.	0.51%	14.98%	5.67%	7.13%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Fund Seeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity	Calvert VP SRI Balanced Portfolio Adviser: Calvert Research and Management	0.64%	11.48%	8.68%	9.81%
Balanced Fund Seeks current income and, to a lesser extent, capital appreciation	MoA Conservative Allocation Fund Adviser: Mutual of America Capital Management LLC	0.50%	11.06%	4.74%	5.95%
Balanced Fund Seeks capital appreciation and current income	MoA Moderate Allocation Fund Adviser: Mutual of America Capital Management LLC	0.38%	15.40%	7.80%	8.67%
Balanced Fund Seeks capital appreciation and, to a lesser extent, current income	MoA Aggressive Allocation Fund Adviser: Mutual of America Capital Management LLC	0.39%	16.16%	9.14%	10.03%
Balanced Funds Seeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation	MoA Retirement Income Fund Adviser: Mutual of America Capital Management LLC	0.53%	10.53%	4.13%	5.18%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2020 Fund Adviser: Mutual of America Capital Management LLC	0.49%	11.18%	5.11%	6.75%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2025 Fund Adviser: Mutual of America Capital Management LLC	0.44%	12.81%	6.35%	7.88%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2030 Fund Adviser: Mutual of America Capital Management LLC	0.43%	13.85%	7.62%	8.95%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2035 Fund Adviser: Mutual of America Capital Management LLC	0.40%	15.32%	8.84%	9.90%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2040 Fund Adviser: Mutual of America Capital Management LLC	0.37%	16.95%	10.03%	10.61%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2045 Fund Adviser: Mutual of America Capital Management LLC	0.36%	17.70%	10.49%	10.82%
Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses[1]	Average Annual Total Returns as of 12/31/25
			1 year	5 year	10 year	Life of Fund
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2050 Fund Adviser: Mutual of America Capital Management LLC	0.37%	17.82%	10.69%	10.95%
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2055 Fund Adviser: Mutual of America Capital Management LLC	0.38%	18.27%	10.86%		11.13%[4]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2060 Fund Adviser: Mutual of America Capital Management LLC	0.40%	18.45%	11.05%		10.72%[5]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2065 Fund Adviser: Mutual of America Capital Management LLC	0.49%	18.17%	11.18%		13.74%[6]
Balanced Funds Seeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name	MoA Clear Passage 2070 Fund Adviser: Mutual of America Capital Management LLC	0.41%				19.49%[7]

Temporary Fee Reductions, Current Expenses [Text Block]	The reported expense ratio for the following funds is net of fee waivers that may not continue: MoA Small Cap Equity Index Fund, MoA Clear Passage 2070 Fund, American Funds Insurance Series New World Fund, Calvert VP SRI Balanced Portfolio, Fidelity VIP Asset Manager Portfolio, all Goldman Sachs VIT Funds, Invesco V.I. Main Street Fund, and MFS VIT III Mid Cap Value Portfolio. Refer to the prospectuses of the Underlying Funds for more information.
Thrift Plan Contracts | MoA Equity Index Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to the investment performance of Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*)
Portfolio Company Name [Text Block]	MoA Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of AmericaCapital Management LLC
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	17.68%
Average Annual Total Returns, 5 Years [Percent]	14.52%
Average Annual Total Returns, 10 Years [Percent]	14.65%
Thrift Plan Contracts | MoA All America Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks to outperform Russell 3000® Index** by investing in a diversified portfolio of primarily common stocks
Portfolio Company Name [Text Block]	MoA All America Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	10.91%
Average Annual Total Returns, 10 Years [Percent]	11.87%
Thrift Plan Contracts | MoA Small Cap Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.00%
Average Annual Total Returns, 5 Years [Percent]	8.22%
Average Annual Total Returns, 10 Years [Percent]	6.53%
Thrift Plan Contracts | MoA Small Cap Growth Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	1.75%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Thrift Plan Contracts | MoA Small Cap Equity Index Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P SmallCap 600® Index
Portfolio Company Name [Text Block]	MoA Small Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	5.80%
Average Annual Total Returns, 5 Years [Percent]	7.11%
Thrift Plan Contracts | MoA Mid Cap Value Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Mid Cap Value Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	2.48%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	8.10%
Thrift Plan Contracts | MoA Mid Cap Equity Index Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks investment results that correspond to investment performance of S&P MidCap 400® Index*
Portfolio Company Name [Text Block]	MoA Mid Cap Equity Index Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	7.28%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	10.52%
Thrift Plan Contracts | MoA International Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MoA International Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	37.20%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	9.25%
Thrift Plan Contracts | LVIP American Century Capital Appreciation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital growth
Portfolio Company Name [Text Block]	LVIP American Century Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	6.95%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Thrift Plan Contracts | American Funds Insurance Series New World Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series New World Fund
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
Thrift Plan Contracts | American Century Small Cap Growth Fund - R6
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital growth
Portfolio Company Name [Text Block]	American Century Small Cap Growth R6
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	9.40%
Average Annual Total Returns, 5 Years [Percent]	3.31%
Average Annual Total Returns, 10 Years [Percent]	12.60%
Thrift Plan Contracts | Nomura VIP® Small Cap Value Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Nomura VIP® Small Cap Value Series
Portfolio Company Adviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
Thrift Plan Contracts | DWS Capital Growth VIP
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term growth of capital
Portfolio Company Name [Text Block]	DWS Capital Growth VIP
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	12.53%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	15.29%
Thrift Plan Contracts | Fidelity VIP Equity-Income Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks reasonable income and will also consider potential for capital appreciation. Fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity VIP Equity-Income Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Thrift Plan Contracts | Fidelity VIP Contrafund® Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity VIP Contrafund® Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Thrift Plan Contracts | Fidelity VIP Mid Cap Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity VIP Mid Cap Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Thrift Plan Contracts | Goldman Sachs VIT Small Cap Equity Insights Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital
Portfolio Company Name [Text Block]	Goldman Sachs VIT Small Cap Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.14%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Thrift Plan Contracts | Goldman Sachs VIT US Equity Insights Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital and dividend income
Portfolio Company Name [Text Block]	Goldman Sachs VIT US Equity Insights Fund
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.75%
Average Annual Total Returns, 5 Years [Percent]	13.81%
Average Annual Total Returns, 10 Years [Percent]	13.73%
Thrift Plan Contracts | Invesco V.I. Main Street Fund®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Fund®
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.93%
Average Annual Total Returns, 5 Years [Percent]	12.47%
Average Annual Total Returns, 10 Years [Percent]	12.53%
Thrift Plan Contracts | MFS® VIT III Mid Cap Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks capital appreciation
Portfolio Company Name [Text Block]	MFS® VIT III Mid Cap Value Portfolio
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.95%
Thrift Plan Contracts | Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks long-term growth of capital by investing primarily in securities of companies that meet Fund’s environmental, social and governance (ESG) criteria
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.71%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
Thrift Plan Contracts | T. Rowe Price Blue Chip Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital growth with income as secondary objective
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
Thrift Plan Contracts | Vanguard Variable Insurance Fund Diversified Value Portfolio®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation and income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio®
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC and Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Thrift Plan Contracts | Vanguard Variable Insurance Fund International Portfolio®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity FundSeeks to provide long-term capital appreciation
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio®
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd. And Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Thrift Plan Contracts | Vanguard Variable Insurance Fund Real Estate Index Portfolio®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Estate FundSeeks to provide a high level of income and moderate long-term capital appreciation by tracking performance of a benchmark index that measures performance of publicly traded equity REITs and other real estate-related investments
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Thrift Plan Contracts | MoA US Government Money Market Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital
Portfolio Company Name [Text Block]	MoA US Government Money Market Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Thrift Plan Contracts | MoA Intermediate Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income FundPrimary investment objective is to produce a high level of current income with secondary investment objective to preserve shareholders’ capital
Portfolio Company Name [Text Block]	MoA Intermediate Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.65%
Average Annual Total Returns, 5 Years [Percent]	0.74%
Average Annual Total Returns, 10 Years [Percent]	2.14%
Thrift Plan Contracts | MoA Core Bond Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks current income, with preservation of shareholders’ capital a secondary objective
Portfolio Company Name [Text Block]	MoA Core Bond Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	7.58%
Average Annual Total Returns, 5 Years [Percent]	(0.56%)
Average Annual Total Returns, 10 Years [Percent]	1.92%
Thrift Plan Contracts | PIMCO Variable Insurance Trust Real Return Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed IncomeSeeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust Real Return Portfolio (Institutional Class)
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Thrift Plan Contracts | Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income FundSeeks to track the performance of a broad, market-weighted bond index
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Thrift Plan Contracts | MoA Balanced Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments
Portfolio Company Name [Text Block]	MoA Balanced Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.82%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Thrift Plan Contracts | Fidelity VIP Asset Manager Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundSeeks to obtain high total return with reduced risk over the long term by allocating Fund assets among stocks, bonds, and short-term instruments
Portfolio Company Name [Text Block]	Fidelity VIP Asset Manager Portfolio
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research Japan Limited serve as sub-advisers.
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	14.98%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	7.13%
Thrift Plan Contracts | Calvert VP SRI Balanced Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundSeeks to achieve competitive total return through actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity
Portfolio Company Name [Text Block]	Calvert VP SRI Balanced Portfolio
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	8.68%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Thrift Plan Contracts | MoA Conservative Allocation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundSeeks current income and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Conservative Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	11.06%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Thrift Plan Contracts | MoA Moderate Allocation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and current income
Portfolio Company Name [Text Block]	MoA Moderate Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	15.40%
Average Annual Total Returns, 5 Years [Percent]	7.80%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Thrift Plan Contracts | MoA Aggressive Allocation Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundSeeks capital appreciation and, to a lesser extent, current income
Portfolio Company Name [Text Block]	MoA Aggressive Allocation Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	9.14%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Thrift Plan Contracts | MoA Retirement Income Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income consistent with preservation of capital and, to a lesser extent, capital appreciation
Portfolio Company Name [Text Block]	MoA Retirement Income Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	10.53%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.18%
Thrift Plan Contracts | MoA Clear Passage 2020 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2020 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	11.18%
Average Annual Total Returns, 5 Years [Percent]	5.11%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Thrift Plan Contracts | MoA Clear Passage 2025 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2025 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	12.81%
Average Annual Total Returns, 5 Years [Percent]	6.35%
Average Annual Total Returns, 10 Years [Percent]	7.88%
Thrift Plan Contracts | MoA Clear Passage 2030 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2030 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	13.85%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.95%
Thrift Plan Contracts | MoA Clear Passage 2035 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2035 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	15.32%
Average Annual Total Returns, 5 Years [Percent]	8.84%
Average Annual Total Returns, 10 Years [Percent]	9.90%
Thrift Plan Contracts | MoA Clear Passage 2040 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2040 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	16.95%
Average Annual Total Returns, 5 Years [Percent]	10.03%
Average Annual Total Returns, 10 Years [Percent]	10.61%
Thrift Plan Contracts | MoA Clear Passage 2045 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2045 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.49%
Average Annual Total Returns, 10 Years [Percent]	10.82%
Thrift Plan Contracts | MoA Clear Passage 2050 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2050 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	17.82%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	10.95%
Thrift Plan Contracts | MoA Clear Passage 2055 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2055 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	18.27%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Thrift Plan Contracts | MoA Clear Passage 2060 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2060 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Thrift Plan Contracts | MoA Clear Passage 2065 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2065 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.17%
Average Annual Total Returns, 5 Years [Percent]	11.18%
Thrift Plan Contracts | MoA Clear Passage 2070 Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Balanced FundsSeeks current income and capital appreciation appropriate for asset allocation associated with Fund’s approximate year of retirement which is included in its name
Portfolio Company Name [Text Block]	MoA Clear Passage 2070 Fund
Portfolio Company Adviser [Text Block]	Mutual of America Capital Management LLC
Current Expenses [Percent]	0.41%
Thrift Plan Contracts | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Purpose of Benefit [Text Block]	To provide a death benefit to one or more Beneficiaries, upon the death of the Participant during the accumulation period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Death benefit amount is reduced by the amount of any outstanding loans and interest
Name of Benefit [Text Block]	Death benefit during Accumulation Period equal to Account Value
Operation of Benefit [Text Block]	Death Benefit During the Accumulation Period
We will pay a death benefit to your designated Beneficiary if you die during the Accumulation Period. If you are married, your Eligible Spouse must be the Beneficiary unless you designated a different Beneficiary with the written consent of your Eligible Spouse. We will pay the death benefit after we have received the following at our Home Office: ●due proof of death, generally a certified copy of your death certificate; ●notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and ●claim forms and other information and documents that we inform the Beneficiary are necessary for us to process the death benefit request. The amount of the death benefit will be your Account Value, less outstanding loans and interest, as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one Beneficiary, each Beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such Beneficiary. Each Beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed. Form of Death Benefit Payment. The Beneficiary will elect the form of death benefit as described below. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made. In addition, Participants must begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether you had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Minimum Required Distributions” under “Taxes.” In general, any method of distribution that a Beneficiary selects must comply with one of the following. (a) Ten Year Rule. In the case of a death occurring in 2020 or later, the general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is ten calendar years after the Participant’s death, unless we pay the benefit under (b), (c) or (d) below. (b) Exception for Eligible Designated Beneficiaries. An Eligible Designated Beneficiary, as defined below, may choose to have the entire death benefit distributed in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer. For these purposes, an Eligible Designated Beneficiary is a Beneficiary who, at the time of the Participant’s death, is also (a) the Participant’s surviving spouse; (b) the Participant’s minor child; (c) an individual who is no more than 10 years younger than the Participant; (d) a qualifying disabled individual; or (e) a qualifying chronically ill individual. Notwithstanding the foregoing, if the Eligible Designated Beneficiary is a minor child, distributions must be paid in full no later than the end of the tenth year following the child’s attainment of the age of majority. (c) Beneficiary is the Eligible Spouse. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. A Beneficiary who is also your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until no later than your Required Beginning Date, which beginning in 2023 is the later of April 1 of the year following the year you reached age 73 if still alive. Alternatively, a Beneficiary who is also an Eligible Spouse, may roll your account balance over to his or her own qualified plan or 403(b) plan or to his or her own eligible IRA. (d) Special Rule for Beneficiaries that are Not Individuals. If your Beneficiary is not an individual, such as your estate or certain types of trusts, we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after your death. However, if you die after reaching your Required Beginning Date, the Beneficiary is limited to distributions made over your remaining life expectancy. A Beneficiary under more than one 403(b) plan may take withdrawals from one or more such plans, in accordance with applicable IRS regulations, if permitted by the Plan. Death Benefit After Annuity Commencement Date
If you (and your joint Annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the joint Annuitant, as applicable) after the Annuity Commencement Date. Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received. Misstatement of Information. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information. If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate set forth in the Contract or as may be required under state insurance law provisions. Information and Determination. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information. Non-Alienation of Benefits. To the extent permitted by law (a) no amount payable with respect to you may be subject to alienation, attachment, garnishment, levy (other than a federal tax levy or a Qualified Domestic Relations Order), execution, or other legal or equitable process, and (b) no such amount will in any way be subject to any legal process that would subject it to the payment of any claim against you or a Beneficiary.
Thrift Plan Contracts | Payroll Deductions - Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Minimum [Dollars]	$ 75
Optional Benefit Expense, Minimum [Dollars]	75
Thrift Plan Contracts | Annual Fee - Loans
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Current [Dollars]	15
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Current [Dollars]	15
Thrift Plan Contracts | Home Billing - Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Maximum [Dollars]	350
Optional Benefit Expense, Maximum [Dollars]	350
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Maximum [Dollars]	$ 350
Thrift Plan Contracts | Collateralized Loans
Item 4. Fee Table [Line Items]
Other Transaction Fee, Current [Percent]	0.00%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Other Annual Expense, Minimum [Dollars]	$ 15
Other Annual Expense (of Other Amount), Current [Percent]	0.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Loans
Purpose of Benefit [Text Block]	To borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.00%
Brief Restrictions / Limitations [Text Block]	If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. In certain 401(k) Plans, loans may be made under a trust, which may not be secured by any amounts held under a contract.
Name of Benefit [Text Block]	Loans
Thrift Plan Contracts | Loans
Item 4. Fee Table [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	For collateralized loans, the maximum loan interest rate is 3% higher than the interest rate credited to amounts held in the General Account. For uncollateralized loans, the maximum loan interest is the Prime Rate +1%.
Item 10. Benefits Available [Line Items]
Optional Benefit Expense, Footnotes [Text Block]	For collateralized loans, the maximum loan interest rate is 3% higher than the interest rate credited to amounts held in the General Account. For uncollateralized loans, the maximum loan interest is the Prime Rate +1%.
Operation of Benefit [Text Block]	To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The maximum amount that can be taken as a loan is limited under the Code, based on your account balance. Generally, a Participant can borrow no more than the lesser of (a) the greater of $10,000 or 50% of the Participant’s vested account balance; or (b) $50,000. The maximum amount that a Participant can borrow is also limited if the Participant has another outstanding loan. Certain exceptions may permit a Participant to take a larger loan under circumstances specified by law from time to time. A “trusteed loan,” or Uncollateralized Loan, is a loan made through the trustee of the Plan. A “non-trusteed loan” is a loan made directly to a participant. Non-trusteed loans require collateral, and may be referred to as Collateralized Loans. Collateralized Loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. Trusteed loans are uncollateralized (and may be referred to as Uncollateralized Loans) and the loan amount is withdrawn from the Account Value and is paid to the participant directly. For Uncollateralized Loans, the application for the loan is generally submitted to a trustee or trustees appointed by your employer, who is responsible for the approval, administration and collection of loans to Participants in the employer’s Plan. For Collateralized Loans, you are required to transfer an amount equal to 120% of the loan from the Separate Account to the General Account unless you already have allocated the necessary amount of your Account Value to the General Account to serve as collateral security for repayment of the loan. The amount withdrawn from each Investment Alternative that comprises your Account Value for the transfer of collateral security or the withdrawal for a trusteed loan will be withdrawn proportionally from all Investment Alternatives in your account at the time of the request, unless you instruct us otherwise. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due. For a Collateralized Loan, you can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other Investment Alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other Investment Alternatives to the General Account. The interest rate for a Collateralized Loan is 3% higher than the General Account interest rate credited to amounts held in the General Account as collateral security. For Collateralized Loans, you will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. The amount held in the General Account as collateral for a loan that is a Collateralized Loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Subaccounts. For Uncollateralized Loans, the loan amount is withdrawn from your Account Value. The interest rate for an Uncollateralized Loan is the Prime Rate +1%, which you pay to your Account. As such, we do not receive any portion of the interest paid. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge a non-refundable origination fee of $75.00 and a non-refundable annual fee of $15.00 per year and (b) for loans paid through Home Billing we charge a non-refundable origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. These fees are non-refundable and will not be returned if the loan is repaid in advance of the stated maturity date. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan. Payments of principal and interest that are not made by payroll deduction are due at least quarterly. The due dates for payments of principal and interest made by payroll deduction will be based on your employer’s payroll frequency. Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for substantially level amortization of the loan over the applicable period, which means that your payments will be substantially equal (subject to changes in the interest rate on your loan. If your Plan permits, you may be able to take out larger loans and have extended repayment periods if you have been affected by a federally-declared disaster). Your payments will be by payroll deduction in accordance with your payroll schedule or as otherwise permitted by the Code. If you terminate your employment while a loan remains outstanding, treatment of your loan will be dictated by the terms of the Plan and your employer's loan program. All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans. Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest.
Thrift Plan Contracts | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No, this Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.In particular:●Tax deferral is more beneficial to Participants with a long-term investment time horizon.●Withdrawals are subject to ordinary income tax and may be subject to tax penalties.●The Contract is not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds.
Thrift Plan Contracts | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance, and can vary, depending on the performance of the Underlying Funds. Each investment option available under the Contract, including the General Account, will have its own unique risks. You should review these Investment Alternatives before making an investment decision.
Thrift Plan Contracts | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America by calling our toll-free number, 800.468.3785 or by visiting our website at mutualofamerica.com.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk An investment in the Contract is subject to the risks related to Mutual of America, including that any obligations (including under the General Account), guarantees, and benefits of the Contract are subject to the claims paying ability of Mutual of America. Accordingly, if Mutual of America experiences financial distress in the future or becomes insolvent, we may not be able to meet our obligations with respect to the Contract, including Account Value allocated to the General Account. Moreover, General Account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, liquidity and credit risk, and are also subject to the claims of our general creditors. More information about Mutual of America, including its financial strength ratings, is available upon request from Mutual of America.
Thrift Plan Contracts | Risk of Loss
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes, you can lose money by investing in this Contract, including loss of principal.
Thrift Plan Contracts | Contract Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Risks You can lose money in a variable annuity, including potential loss of your original investment. The value of your investment and any returns will depend on the performance of the Underlying Funds you have selected. We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for contractholders and new or substitute Subaccounts may have different fees and expenses or be offered to only certain classes of contractholders. For more information, see the “Contract or Separate Account Changes” section in the Prospectus. The Contracts are designed for Participants with a long investment time horizon. They are not intended for those who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Underlying Funds. Your ability to make withdrawals while you are an active participant in a Plan will be limited. The Contract is not suitable as a short-term investment.
Thrift Plan Contracts | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk You bear the risk of any decline in the Account Value caused by the performance of the Underlying Funds held by the Subaccounts. The Underlying Funds may not achieve their investment objectives, and your Account Value allocated to any of the Subaccounts may decline in value, perhaps significantly. Each Underlying Fund may have its own unique risks and the risk of loss varies with each Underlying Fund. The investment risks are described in the prospectuses for the Funds.
Thrift Plan Contracts | Loans Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Loans Amounts borrowed in a Collateralized Loan or Uncollateralized Loan do not participate in the Subaccount investment experience. Loans, therefore, can affect the Account Value and death benefit whether or not the loan is repaid. Death benefit proceeds payable will be reduced by the amount of any outstanding Contract loan plus accrued interest. A deemed distribution due to your default on a loan may be subject to taxes and tax penalties.
Thrift Plan Contracts | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences Except for Designated Roth Accounts, withdrawals are generally taxable, and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. Different rules apply for Designated Roth Accounts.
Thrift Plan Contracts | Business Disruption and Cybersecurity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks We rely heavily on interconnected computer systems and digital data to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Participant information. Such systems failures and cyberattacks affecting us, the Underlying Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Account Value. For instance, systems failures and cyberattacks may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values and Participant Account Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. In addition, the risk of cyberattacks may be higher during periods of geopolitical turmoil. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Account Value due to cyberattacks or information security breaches in the future. We are also exposed to risks related to natural and man-made disasters and catastrophes, such as, but not limited to, storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, acts of war, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic, could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our processing of Contract-related transactions, including processing of orders from Participants and orders with the Underlying Funds, impact our ability to calculate Account Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we, the Underlying Funds or our service providers will avoid losses affecting your Account Value due to a natural disaster or catastrophe.